Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Buffalo Funds
Entity Central Index Key	0001135300
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Investor Class
Trading Symbol	BUFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance leadership within the large cap category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). Outperformance from this group was a result of the belief that these companies possess strategic advantages related to artificial intelligence (AI). The Fund maintained a large weighting to the Magnificent Seven companies throughout the period which drove positive performance results, however the Fund remained materially below the concentration level of the benchmark across these companies for prudent risk management, which led to underperformance compared to the preferred benchmark.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	Meta Platforms, Inc. - Class A
↑	Broadcom, Inc.

Top Detractors
↓	Microsoft Corporation
↓	Marvell Technology, Inc.
↓	DexCom, Inc.
↓	Advanced Micro Devices, Inc.
↓	NICE Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Blue Chip Growth Fund Investor Class	5.03	17.81	12.81
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Growth Index	7.76	20.09	15.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 137,461,279
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 1,100,482
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$137,461,279
Number of Holdings	81
Net Advisory Fee	$1,100,482
Portfolio Turnover Rate	53%
Weighted Average Market Capitalization	$1,297.43B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	9.6%
Apple, Inc.	9.5%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	5.8%
Fidelity Money Market Government Portfolio	4.8%
Meta Platforms, Inc.	4.4%
Visa, Inc.	2.2%
Broadcom, Inc.	2.0%
Eli Lilly & Co.	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Large Cap Fund” to “Buffalo Blue Chip Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Blue Chip Growth Fund. The changes were made to align the language of the principal investment strategies with the removal of “Large” and the addition of “Blue Chip” and “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Blue Chip Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Blue Chip Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance leadership within the large cap category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). Outperformance from this group was a result of the belief that these companies possess strategic advantages related to artificial intelligence (AI). The Fund maintained a large weighting to the Magnificent Seven companies throughout the period which drove positive performance results, however the Fund remained materially below the concentration level of the benchmark across these companies for prudent risk management, which led to underperformance compared to the preferred benchmark.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	Meta Platforms, Inc. - Class A
↑	Broadcom, Inc.

Top Detractors
↓	Microsoft Corporation
↓	Marvell Technology, Inc.
↓	DexCom, Inc.
↓	Advanced Micro Devices, Inc.
↓	NICE Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Blue Chip Growth Fund Institutional Class	5.16	17.97	13.67
Russell 3000 Index	7.22	18.18	12.79
Russell 1000 Growth Index	7.76	20.09	16.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 1,374,612,790,000
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 1,100,482
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$137,461,279
Number of Holdings	81
Net Advisory Fee	$1,100,482
Portfolio Turnover Rate	53%
Weighted Average Market Capitalization	$1,297.43B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	9.6%
Apple, Inc.	9.5%
NVIDIA Corp.	8.1%
Amazon.com, Inc.	6.9%
Alphabet, Inc.	5.8%
Fidelity Money Market Government Portfolio	4.8%
Meta Platforms, Inc.	4.4%
Visa, Inc.	2.2%
Broadcom, Inc.	2.0%
Eli Lilly & Co.	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Large Cap Fund” to “Buffalo Blue Chip Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Blue Chip Growth Fund. The changes were made to align the language of the principal investment strategies with the removal of “Large” and the addition of “Blue Chip” and “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Investor Class
Trading Symbol	BUFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.38%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Willdan Group, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Halozyme Therapeutics, Inc.
↑	Shift4 Payments, Inc. - Class A
↑	Playa Hotels & Resorts N.V.

Top Detractors
↓	Bowman Consulting Group Ltd.
↓	ICF International, Inc.
↓	Progyny, Inc.
↓	SunOpta, Inc.
↓	NAPCO Security Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Early Stage Growth Fund Investor Class	-7.55	9.45	6.42
Russell 3000 Index	7.22	18.18	11.80
Russell 2000 Growth Index	-4.86	10.78	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 60,563,551
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 932,876
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$60,563,551
Number of Holdings	57
Net Advisory Fee	$932,876
Portfolio Turnover Rate	18%
Weighted Average Market Capitalization	$2.80B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	6.5%
HealthStream, Inc.	3.6%
Willdan Group, Inc.	3.0%
Compass Diversified Holdings	3.0%
Champion Homes, Inc.	2.8%
Option Care Health, Inc.	2.8%
Halozyme Therapeutics, Inc.	2.8%
Hamilton Lane, Inc.	2.6%
Federal Signal Corp.	2.6%
Bowman Consulting Group Ltd.	2.5%
Sector Breakdown (%)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Early Stage Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Early Stage Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Early Stage Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$130	1.35%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Willdan Group, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Halozyme Therapeutics, Inc.
↑	Shift4 Payments, Inc. - Class A
↑	Playa Hotels & Resorts N.V.

Top Detractors
↓	Bowman Consulting Group Ltd.
↓	ICF International, Inc.
↓	Progyny, Inc.
↓	SunOpta, Inc.
↓	NAPCO Security Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Early Stage Growth Fund Institutional Class	-7.55	9.59	4.11
Russell 3000 Index	7.22	18.18	12.79
Russell 2000 Growth Index	-4.86	10.78	4.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 60,563,551
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 932,876
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$60,563,551
Number of Holdings	57
Net Advisory Fee	$932,876
Portfolio Turnover Rate	18%
Weighted Average Market Capitalization	$2.80B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	6.5%
HealthStream, Inc.	3.6%
Willdan Group, Inc.	3.0%
Compass Diversified Holdings	3.0%
Champion Homes, Inc.	2.8%
Option Care Health, Inc.	2.8%
Halozyme Therapeutics, Inc.	2.8%
Hamilton Lane, Inc.	2.6%
Federal Signal Corp.	2.6%
Bowman Consulting Group Ltd.	2.5%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Early Stage Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Investor Class
Trading Symbol	BUFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Financials, Consumer Staples, and Health Care companies were the largest contributors to positive results for the Fund throughout the year with meaningful impact from specific companies like Costco Wholesale Corporation, Arthur J. Gallagher & Co., and Gilead Sciences. The Fund has dividend income characteristics which impacted relative performance compared to the Russell 3000® Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Costco Wholesale Corporation
↑	Arthur J. Gallagher & Co.
↑	Kinder Morgan, Inc. - Class P
↑	International Business Machines Corporation
↑	Gilead Sciences, Inc.

Top Detractors
↓	APA Corporation
↓	Microsoft Corporation
↓	Merck & Co., Inc.
↓	ConocoPhillips
↓	Marathon Petroleum Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Flexible Allocation Fund Investor Class	5.17	16.78	8.18
Russell 3000 Index	7.22	18.18	11.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 467,518,181
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,080,497
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$467,518,181
Number of Holdings	48
Net Advisory Fee	$4,080,497
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$432.67B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.4%
Eli Lilly & Co.	6.2%
Chevron Corp.	4.5%
Arthur J. Gallagher & Co.	4.4%
Exxon Mobil Corp.	4.2%
Costco Wholesale Corp.	4.0%
Allstate Corp.	3.8%
Hess Corp.	3.8%
International Business Machines Corp.	3.7%
Kinder Morgan, Inc.	3.4%
Sector Breakdown (%)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Flexible Income Fund” to “Buffalo Flexible Allocation Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Flexible Allocation Fund. The changes were made to align the language of the principal investment strategies with the removal of “Income” and the addition of “Allocation” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Flexible Allocation Fund
Class Name	Institutional Class
Trading Symbol	BUIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Flexible Allocation Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the Russell 3000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Financials, Consumer Staples, and Health Care companies were the largest contributors to positive results for the Fund throughout the year with meaningful impact from specific companies like Costco Wholesale Corporation, Arthur J. Gallagher & Co., and Gilead Sciences. The Fund has dividend income characteristics which impacted relative performance compared to the Russell 3000® Index, which included a concentration of growth stocks inappropriate for this portfolio.

Top Contributors
↑	Costco Wholesale Corporation
↑	Arthur J. Gallagher & Co.
↑	Kinder Morgan, Inc. - Class P
↑	International Business Machines Corporation
↑	Gilead Sciences, Inc.

Top Detractors
↓	APA Corporation
↓	Microsoft Corporation
↓	Merck & Co., Inc.
↓	ConocoPhillips
↓	Marathon Petroleum Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Flexible Allocation Fund Institutional Class	5.28	16.94	10.17
Russell 3000 Index	7.22	18.18	12.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 467,518,181
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 4,080,497
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$467,518,181
Number of Holdings	48
Net Advisory Fee	$4,080,497
Portfolio Turnover Rate	0%
Weighted Average Market Capitalization	$432.67B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.4%
Eli Lilly & Co.	6.2%
Chevron Corp.	4.5%
Arthur J. Gallagher & Co.	4.4%
Exxon Mobil Corp.	4.2%
Costco Wholesale Corp.	4.0%
Allstate Corp.	3.8%
Hess Corp.	3.8%
International Business Machines Corp.	3.7%
Kinder Morgan, Inc.	3.4%
Sector Breakdown (%)

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Flexible Income Fund” to “Buffalo Flexible Allocation Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Flexible Allocation Fund. The changes were made to align the language of the principal investment strategies with the removal of “Income” and the addition of “Allocation” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Investor Class
Trading Symbol	BUFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance within the large cap growth category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). In general, exposure to these companies drove the Fund’s positive performance during the period. However, the Fund’s relative underweight to The Magnificent Seven and to momentum-based stocks led to relative underperformance compared to the Russell 3000® Growth Index over the past 12 months. Although the Fund holds large positions in The Magnificent Seven, the Index weights are even larger, which created a drag on benchmark-relative performance given their strong performance results for the period.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Meta Platforms, Inc. - Class A
↑	CBRE Group, Inc. - Class A
↑	Liberty Media Corp. Series C Liberty Live

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Microsoft Corporation
↓	Progyny, Inc.
↓	Adobe, Inc.
↓	Schlumberger Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth Fund Investor Class	3.77	15.80	11.41
Russell 3000 Index	7.22	18.18	11.80
Russell 3000 Growth Index	7.18	19.57	14.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 162,174,483
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 1,331,262
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$162,174,483
Number of Holdings	42
Net Advisory Fee	$1,331,262
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$1,269.10B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	10.7%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.5%
NVIDIA Corp.	8.4%
Alphabet, Inc.	8.3%
Meta Platforms, Inc.	5.6%
Visa, Inc.	3.2%
Mastercard, Inc.	2.9%
Uber Technologies, Inc.	2.6%
TransUnion	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth Fund
Class Name	Institutional Class
Trading Symbol	BIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 3000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Performance within the large cap growth category was highly concentrated among the largest seven market cap stocks within the Index (The Magnificent Seven). In general, exposure to these companies drove the Fund’s positive performance during the period. However, the Fund’s relative underweight to The Magnificent Seven and to momentum-based stocks led to relative underperformance compared to the Russell 3000® Growth Index over the past 12 months. Although the Fund holds large positions in The Magnificent Seven, the Index weights are even larger, which created a drag on benchmark-relative performance given their strong performance results for the period.

Top Contributors
↑	Apple, Inc.
↑	NVIDIA Corporation
↑	Meta Platforms, Inc. - Class A
↑	CBRE Group, Inc. - Class A
↑	Liberty Media Corp. Series C Liberty Live

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Microsoft Corporation
↓	Progyny, Inc.
↓	Adobe, Inc.
↓	Schlumberger Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth Fund Institutional Class	3.84	15.95	11.47
Russell 3000 Index	7.22	18.18	12.79
Russell 3000 Growth Index	7.18	19.57	15.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 162,174,483
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 1,331,262
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$162,174,483
Number of Holdings	42
Net Advisory Fee	$1,331,262
Portfolio Turnover Rate	4%
Weighted Average Market Capitalization	$1,269.10B

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	10.7%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.5%
NVIDIA Corp.	8.4%
Alphabet, Inc.	8.3%
Meta Platforms, Inc.	5.6%
Visa, Inc.	3.2%
Mastercard, Inc.	2.9%
Uber Technologies, Inc.	2.6%
TransUnion	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective May 8, 2024, the Fund was reclassified from a “diversified” investment company to a “non-diversified” investment company under the Investment Company Act of 1940. This change may affect shareholders as detailed in the description of updated principal risks below.
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth Fund. The changes were made to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
UPDATES TO THE PRINCIPAL RISKS
Effective May 8, 2024, changes were made to the principal risks of the Fund by adding “Non-Diversification Risk” to the prospectus and SAI. The changed risk may affect shareholders because the Fund may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Investor Class
Trading Symbol	BUFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund has dividend income characteristics which impacted relative performance compared to the Russell 1000® Index, which included a concentration of growth stocks inappropriate for this portfolio. Except for the Fund’s investments in Materials and Health Care companies, all economic sectors contributed to positive performance throughout the year. Financials, Utilities, and Information Technology companies were the largest contributors to positive results with meaningful impact from specific companies like Vistra Corporation and Apple, Inc.

Top Contributors
↑	Viper Energy, Inc.
↑	Vistra Corporation
↑	Apple, Inc.
↑	Primo Brands Corporation - Class A
↑	Royal Caribbean Group 6.0% 15-Aug-2025

Top Detractors
↓	Chemours Co.
↓	Lamb Weston Holdings, Inc.
↓	Estee Lauder Companies, Inc. - Class A
↓	CVS Health Corporation
↓	Microsoft Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Growth & Income Fund Investor Class	7.13	17.98	11.11
Russell 3000 Index	7.22	18.18	11.80
Russell 1000 Index	7.82	18.47	12.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 163,549,137
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 1,236,347
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$163,549,137
Number of Holdings	92
Net Advisory Fee	$1,236,347
Portfolio Turnover Rate	3%
Weighted Average Market Capitalization	$549.43B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Meta Platforms, Inc.	4.7%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Viper Energy, Inc.	3.5%
Visa, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Arthur J. Gallagher & Co.	2.4%
Alphabet, Inc.	2.4%
S&P Global, Inc.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Dividend Focus Fund” to “Buffalo Growth & Income Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth & Income Fund. The changes were made to align the language of the principal investment strategies with the removal of “Dividend” and the addition of “Growth” and “Income” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Growth & Income Fund
Class Name	Institutional Class
Trading Symbol	BUIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Growth & Income Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed its preferred benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund has dividend income characteristics which impacted relative performance compared to the Russell 1000® Index, which included a concentration of growth stocks inappropriate for this portfolio. Except for the Fund’s investments in Materials and Health Care companies, all economic sectors contributed to positive performance throughout the year. Financials, Utilities, and Information Technology companies were the largest contributors to positive results with meaningful impact from specific companies like Vistra Corporation and Apple, Inc.

Top Contributors
↑	Viper Energy, Inc.
↑	Vistra Corporation
↑	Apple, Inc.
↑	Primo Brands Corporation - Class A
↑	Royal Caribbean Group 6.0% 15-Aug-2025

Top Detractors
↓	Chemours Co.
↓	Lamb Weston Holdings, Inc.
↓	Estee Lauder Companies, Inc. - Class A
↓	CVS Health Corporation
↓	Microsoft Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Growth & Income Fund Institutional Class	7.30	18.15	12.98
Russell 3000 Index	7.22	18.18	12.79
Russell 1000 Index	7.82	18.47	13.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 163,549,137
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 1,236,347
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$163,549,137
Number of Holdings	92
Net Advisory Fee	$1,236,347
Portfolio Turnover Rate	3%
Weighted Average Market Capitalization	$549.43B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	5.8%
Meta Platforms, Inc.	4.7%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Viper Energy, Inc.	3.5%
Visa, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Arthur J. Gallagher & Co.	2.4%
Alphabet, Inc.	2.4%
S&P Global, Inc.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Dividend Focus Fund” to “Buffalo Growth & Income Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Growth & Income Fund. The changes were made to align the language of the principal investment strategies with the removal of “Dividend” and the addition of “Growth” and “Income” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Investor Class
Trading Symbol	BUFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, posted four consecutive positive quarters across the annual reporting period. Economic data signaled cooling inflation pressures, and the Federal Reserve initiated a 50 basis point (bps) rate cut in September, which propelled gains for high yield bonds throughout the 12-month period.

Top Contributors
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Stride, Inc. 1.125% 01-Sep-2027
↑	Uniti Group LP 10.5% 15-Feb-2028
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Ardonagh Group Finance Ltd. 8.875% 15-Feb-2032

Top Detractors
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Ot Midco, Inc. 10.0% 15-Feb-2030
↓	Kronos Acquisition Holdings, Inc. Term Loan 08-Jul-2031
↓	Array Technologies, Inc. 1.0% 01-Dec-2028
↓	PG&E Corporation Pfd Shs A Non Voting

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo High Yield Fund Investor Class	7.29	8.91	5.13
Bloomberg U.S. Universal Bond Index	5.24	0.32	1.83
ICE BofA U.S. High Yield Index	7.68	7.26	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 665,689,755
Holdings Count | $ / shares	169
Advisory Fees Paid, Amount	$ 4,817,938
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$665,689,755
Number of Holdings	169
Net Advisory Fee	$4,817,938
Portfolio Turnover Rate	29%
Average Duration	1.90 years
Average Maturity	4.50 years
30-Day SEC Yield	7.18%

Holdings [Text Block]
Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo High Yield Fund
Class Name	Institutional Class
Trading Symbol	BUIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo High Yield Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund produced a positive total return on an absolute basis, but underperformed the preferred benchmark, the ICE BofA U.S. High Yield Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
U.S. high yield bonds, as an asset class, posted four consecutive positive quarters across the annual reporting period. Economic data signaled cooling inflation pressures, and the Federal Reserve initiated a 50 basis point (bps) rate cut in September, which propelled gains for high yield bonds throughout the 12-month period.

Top Contributors
↑	Amneal Pharmaceuticals LLC Term Loan 04-May-2028
↑	Stride, Inc. 1.125% 01-Sep-2027
↑	Uniti Group LP 10.5% 15-Feb-2028
↑	Mirum Pharmaceuticals, Inc. 4.0% 01-May-2029
↑	Ardonagh Group Finance Ltd. 8.875% 15-Feb-2032

Top Detractors
↓	Kronos Acquisition Holdings, Inc. 10.75% 30-Jun-2032
↓	Ot Midco, Inc. 10.0% 15-Feb-2030
↓	Kronos Acquisition Holdings, Inc. Term Loan 08-Jul-2031
↓	Array Technologies, Inc. 1.0% 01-Dec-2028
↓	PG&E Corporation Pfd Shs A Non Voting

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo High Yield Fund Institutional Class	7.45	9.08	6.11
Bloomberg U.S. Universal Bond Index	5.24	0.32	0.97
ICE BofA U.S. High Yield Index	7.68	7.26	4.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 665,689,755
Holdings Count | $ / shares	169
Advisory Fees Paid, Amount	$ 4,817,938
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$665,689,755
Number of Holdings	169
Net Advisory Fee	$4,817,938
Portfolio Turnover Rate	29%
Average Duration	1.90 years
Average Maturity	4.50 years
30-Day SEC Yield	7.34%

Holdings [Text Block]
Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Investor Class
Trading Symbol	BUFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$102	1.03%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed the preferred benchmark, the FTSE All-World ex-US Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s decline was due to portfolio positioning and stock selection; however, investment style played a role. The Fund’s growth profile contributed to the shortfall, as traditional value sectors such as Financials and Utilities were strong contributors to performance for the broad-based, non-US Index. The Fund is typically underweight traditional value areas in favor of long-term growth companies.

Top Contributors
↑	BayCurrent, Inc
↑	Thales SA
↑	SAP SE Sponsored ADR
↑	MercadoLibre, Inc.
↑	GFL Environmental, Inc.

Top Detractors
↓	ICON PLC
↓	Novo Nordisk A/S Sponsored ADR Class B
↓	Disco Corporation
↓	Davide Campari-Milano N.V.
↓	Shin-Etsu Chemical Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo International Fund Investor Class	-2.19	10.87	7.16
FTSE Global All Cap ex US Index	6.25	11.63	5.53
FTSE All-World ex US Index	6.65	11.67	5.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 877,385,996
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 8,603,162
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$877,385,996
Number of Holdings	82
Net Advisory Fee	$8,603,162
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$186.80B

Holdings [Text Block]

Top 10 Issuers	(%)
BayCurrent, Inc.	3.1%
SAP SE	2.7%
Schneider Electric SE	2.4%
MercadoLibre, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Lonza Group AG	2.3%
Adyen NV	2.2%
GFL Environmental, Inc.	2.2%
Thales SA	2.2%
Siemens AG	2.1%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo International Fund
Class Name	Institutional Class
Trading Symbol	BUIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo International Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.88%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed the preferred benchmark, the FTSE All-World ex-US Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s decline was due to portfolio positioning and stock selection; however, investment style played a role. The Fund’s growth profile contributed to the shortfall, as traditional value sectors such as Financials and Utilities were strong contributors to performance for the broad-based, non-US Index. The Fund is typically underweight traditional value areas in favor of long-term growth companies.

Top Contributors
↑	BayCurrent, Inc
↑	Thales SA
↑	SAP SE Sponsored ADR
↑	MercadoLibre, Inc.
↑	GFL Environmental, Inc.

Top Detractors
↓	ICON PLC
↓	Novo Nordisk A/S Sponsored ADR Class B
↓	Disco Corporation
↓	Davide Campari-Milano N.V.
↓	Shin-Etsu Chemical Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo International Fund Institutional Class	-2.01	11.05	6.71
FTSE Global All Cap ex US Index	6.25	11.63	6.16
FTSE All-World ex US Index	6.65	11.67	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 877,385,996
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 8,603,162
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$877,385,996
Number of Holdings	82
Net Advisory Fee	$8,603,162
Portfolio Turnover Rate	10%
Weighted Average Market Capitalization	$186.80B

Holdings [Text Block]

Top 10 Issuers	(%)
BayCurrent, Inc.	3.1%
SAP SE	2.7%
Schneider Electric SE	2.4%
MercadoLibre, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Lonza Group AG	2.3%
Adyen NV	2.2%
GFL Environmental, Inc.	2.2%
Thales SA	2.2%
Siemens AG	2.1%

Updated Prospectus Web Address	https://buffalofunds.com/our-funds/performance/#literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Investor Class
Trading Symbol	BUFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	Guidewire Software, Inc.
↑	Spotify Technology SA
↑	Natera, Inc.
↑	Insulet Corporation
↑	CyberArk Software Ltd.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Five Below, Inc.
↓	DexCom, Inc.
↓	Progyny, Inc.
↓	IQVIA Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Discovery Fund Investor Class	-6.73	9.91	7.74
Russell 3000 Index	7.22	18.18	11.80
Russell Midcap Growth Index	3.57	14.86	10.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 572,088,745
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 6,064,514
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$572,088,745
Number of Holdings	68
Net Advisory Fee	$6,064,514
Portfolio Turnover Rate	33%
Weighted Average Market Capitalization	$29.70B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
MSCI, Inc.	3.8%
TransUnion	3.4%
CoStar Group, Inc.	2.8%
Veeva Systems, Inc.	2.5%
Copart, Inc.	2.4%
Corpay, Inc.	2.3%
Schlumberger NV	2.2%
Verisk Analytics, Inc.	2.2%
AMETEK, Inc.	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Discovery Fund” to “Buffalo Mid Cap Discovery Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Discovery Fund. The changes were made to align the language of the principal investment strategies with the addition of “Mid Cap” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West were added as a co-portfolio managers of the Fund. The addition of Mr. Cartwright and Mr. West is expected to have a positive effect on shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Discovery Fund
Class Name	Institutional Class
Trading Symbol	BUITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Discovery Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.86%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	Guidewire Software, Inc.
↑	Spotify Technology SA
↑	Natera, Inc.
↑	Insulet Corporation
↑	CyberArk Software Ltd.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Five Below, Inc.
↓	DexCom, Inc.
↓	Progyny, Inc.
↓	IQVIA Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Discovery Fund Institutional Class	-6.63	10.06	5.55
Russell 3000 Index	7.22	18.18	12.79
Russell Midcap Growth Index	3.57	14.86	9.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 572,088,745
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 6,064,514
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$572,088,745
Number of Holdings	68
Net Advisory Fee	$6,064,514
Portfolio Turnover Rate	33%
Weighted Average Market Capitalization	$29.70B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	3.8%
MSCI, Inc.	3.8%
TransUnion	3.4%
CoStar Group, Inc.	2.8%
Veeva Systems, Inc.	2.5%
Copart, Inc.	2.4%
Corpay, Inc.	2.3%
Schlumberger NV	2.2%
Verisk Analytics, Inc.	2.2%
AMETEK, Inc.	2.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Discovery Fund” to “Buffalo Mid Cap Discovery Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Discovery Fund. The changes were made to align the language of the principal investment strategies with the addition of “Mid Cap” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Doug Cartwright and Mr. Josh West were added as a co-portfolio managers of the Fund. The addition of Mr. Cartwright and Mr. West is expected to have a positive effect on shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	1.00%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	CBRE Group, Inc. - Class A
↑	Guidewire Software, Inc.
↑	Welltower, Inc.
↑	Verisk Analytics, Inc.
↑	Tyler Technologies, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	IQVIA Holdings, Inc.
↓	Progyny, Inc.
↓	ON Semiconductor Corporation
↓	DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Mid Cap Growth Fund Investor Class	-3.72	11.21	7.49
Russell 3000 Index	7.22	18.18	11.80
Russell Midcap Growth Index	3.57	14.86	10.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 134,634,011
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,240,003
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$134,634,011
Number of Holdings	51
Net Advisory Fee	$1,240,003
Portfolio Turnover Rate	13%
Weighted Average Market Capitalization	$29.11B

Holdings [Text Block]

Top 10 Issuers	(%)
MSCI, Inc.	4.5%
CBRE Group, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
Kinsale Capital Group, Inc.	3.6%
Copart, Inc.	3.5%
Veeva Systems, Inc.	3.4%
Gartner, Inc.	3.4%
TransUnion	3.0%
AMETEK, Inc.	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Mid Cap Fund” to “Buffalo Mid Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Dave Carlsen was added as a co-portfolio manager of the Fund. The addition of Mr. Carlsen is expected to have a positive effect on shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Mid Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.87%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell MidCap® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
It was a difficult period for the Fund with investors bidding up the most expensive and speculative segments of the market. The fastest growing businesses were by far the best performers and were skewed by a small number of stocks. The largest drag was not owning Palantir (PLTR), which we believe is an example of excess. Palantir shares advanced over 265% in the past 12 months and traded at very high multiples of sales and earnings. The company’s margins were already at healthy levels, so investors need to make incredibly bullish assumptions for revenue growth to justify the current stock price, much less any future price appreciation. These types of speculative bets with no regard for valuation or downside risk – typically driven by momentum traders and retail investors – are simply out of bounds for our style of investing.

Top Contributors
↑	CBRE Group, Inc. - Class A
↑	Guidewire Software, Inc.
↑	Welltower, Inc.
↑	Verisk Analytics, Inc.
↑	Tyler Technologies, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	IQVIA Holdings, Inc.
↓	Progyny, Inc.
↓	ON Semiconductor Corporation
↓	DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Mid Cap Growth Fund Institutional Class	-3.63	11.36	7.88
Russell 3000 Index	7.22	18.18	12.79
Russell Midcap Growth Index	3.57	14.86	9.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 134,634,011
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 1,240,003
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$134,634,011
Number of Holdings	51
Net Advisory Fee	$1,240,003
Portfolio Turnover Rate	13%
Weighted Average Market Capitalization	$29.11B

Holdings [Text Block]

Top 10 Issuers	(%)
MSCI, Inc.	4.5%
CBRE Group, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Fidelity Money Market Government Portfolio	3.6%
Kinsale Capital Group, Inc.	3.6%
Copart, Inc.	3.5%
Veeva Systems, Inc.	3.4%
Gartner, Inc.	3.4%
TransUnion	3.0%
AMETEK, Inc.	3.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Mid Cap Fund” to “Buffalo Mid Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Mid Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.
FUND PORTFOLIO MANAGER CHANGES
Effective April 15, 2024, Mr. Dave Carlsen was added as a co-portfolio manager of the Fund. The addition of Mr. Carlsen is expected to have a positive effect on shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Investor Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	BUFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Investor Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	0.88%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Baldwin Insurance Group, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Halozyme Therapeutics, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Natera, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Progyny, Inc.
↓	ICF International, Inc.
↓	Janus International Group, Inc.
↓	NAPCO Security Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Buffalo Small Cap Growth Fund Investor Class	-8.96	8.83	7.26
Russell 3000 Index	7.22	18.18	11.80
Russell 2000 Growth Index	-4.86	10.78	6.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 505,687,869
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,284,588
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$505,687,869
Number of Holdings	70
Net Advisory Fee	$5,284,588
Portfolio Turnover Rate	20%
Weighted Average Market Capitalization	$4.77B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	7.1%
Champion Homes, Inc.	2.9%
Palomar Holdings, Inc.	2.9%
Hamilton Lane Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.8%
Option Care Health, Inc.	2.7%
Shift4 Payments, Inc.	2.5%
JBT Marel Corp.	2.5%
BellRing Brands, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Small Cap Fund” to “Buffalo Small Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Small Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf
Institutional Class
Shareholder Report [Line Items]
Fund Name	Buffalo Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	BUISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Buffalo Small Cap Growth Fund (the “Fund”), Institutional Class for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://buffalofunds.com/our-funds/performance/#literature. You can also request this information by contacting us at 800-492-8332.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-492-8332
Additional Information Website	https://buffalofunds.com/our-funds/performance/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.86%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PAST YEAR AND WHAT AFFECTED PERFORMANCE?
For the 12-month period ended March 31, 2025, the Fund delivered a negative total return on an absolute basis, and underperformed its preferred benchmark, the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE?
Leading contributors to small cap index returns over the trailing 12-months were from companies that we consider speculative, and trading at valuations that are not reasonable for professional, fundamental investors. The Fund’s underweight to these companies led to underperformance compared to the index.

Top Contributors
↑	Baldwin Insurance Group, Inc. - Class A
↑	Palomar Holdings, Inc.
↑	Halozyme Therapeutics, Inc.
↑	Hamilton Lane, Inc. - Class A
↑	Natera, Inc.

Top Detractors
↓	DoubleVerify Holdings, Inc.
↓	Progyny, Inc.
↓	ICF International, Inc.
↓	Janus International Group, Inc.
↓	NAPCO Security Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2019)
Buffalo Small Cap Growth Fund Institutional Class	-8.96	8.96	5.11
Russell 3000 Index	7.22	18.18	12.79
Russell 2000 Growth Index	-4.86	10.78	4.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit https://buffalofunds.com/our-funds/performance/#literature for more recent performance information. Visit https://buffalofunds.com/our-funds/performance/#literature for performance information.
Net Assets	$ 505,687,869
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,284,588
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$505,687,869
Number of Holdings	70
Net Advisory Fee	$5,284,588
Portfolio Turnover Rate	20%
Weighted Average Market Capitalization	$4.77B

Holdings [Text Block]

Top 10 Issuers	(%)
Fidelity Money Market Government Portfolio	7.1%
Champion Homes, Inc.	2.9%
Palomar Holdings, Inc.	2.9%
Hamilton Lane Inc.	2.9%
Ligand Pharmaceuticals, Inc.	2.8%
Option Care Health, Inc.	2.7%
Shift4 Payments, Inc.	2.5%
JBT Marel Corp.	2.5%
BellRing Brands, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s prospectus at https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf. You may also obtain a copy of the prospectus by calling 800-492-8332.
FUND NAME CHANGE
Effective July 29, 2024, the Fund’s name changed from “Buffalo Small Cap Fund” to “Buffalo Small Cap Growth Fund”. The name was changed to more accurately reflect the investment strategies and holdings of the Fund. The name change is not expected to affect shareholders.
UPDATES TO THE PRINCIPAL INVESTMENT STRATEGIES
Effective July 29, 2024, changes were made to the principal investment strategies of the Buffalo Small Cap Growth Fund. The changes were made to align the language of the principal investment strategies with the addition of “Growth” to the Fund’s name and to comply with regulations regarding the names of funds. The changes are not expected to materially reposition the Fund’s holdings or materially affect shareholders.

Updated Prospectus Phone Number	800-492-8332
Updated Prospectus Web Address	https://buffalofunds.com/wp-content/uploads/Buffalo-Prospectus-Final.pdf